Leases (Details) - Schedule of operating leases - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Operating Leases Abstract
Weighted-average remaining lease term (in years)	4 years 4 months 17 days	3 years 11 months 15 days
Weighted-average discount rate	6.50%	10.10%
Cash paid for amounts included in the measurement of operating lease liabilities	$ 795,852	$ 581,641